Related Party Transactions - Compensation to Directors and Other Key Management Personnel (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 2,886.8	$ 2,666.7	$ 1,922.2
Post-employment benefits	2.9	2.3	2.7
Compensation of key management personnel	$ 2,889.7	$ 2,669.0	$ 1,924.9